Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income
Comprehensive Income

Note 15. Comprehensive Income

        Comprehensive income (loss), which primarily includes net income (loss), unrealized gain (loss) on marketable securities, unrealized gain (loss) on derivative instruments and the effect of foreign currency translation is disclosed in the Consolidated Statements of Shareholder's Equity. The following table summarizes the activity in other comprehensive income (loss) and the related tax effects.

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
Net unrealized gains (losses) on securities:
Unrealized gains(1)	$3,092	$2,808	$2,416
Reclassification adjustment for net (gains) losses realized(2)	(3,787)	(1,225)	2,182

Net unrealized (losses) gains on securities	(695)	1,583	4,598

Net unrealized gains (losses) on derivative instruments:
Unrealized losses(3)	(3,419)	(24,901)	(24,636)
Reclassification adjustment for net losses realized(4)	16,733	27,535	47,380

Net unrealized gains on derivative instruments	13,314	2,634	22,744
Foreign currency translation	(1,460)	2,186	5,038

Other comprehensive income	$11,159	$6,403	$32,380

(1)
Net of tax effect of $(2.1) million in 2011, $(1.3) million in 2010 and $(1.4) million in 2009.

(2)
Net of tax effect of $2.2 million in 2011, $0.7 million in 2010 and $(1.3) million in 2009.

(3)
Net of tax effect of $1.4 million in 2011, $14.4 million in 2010 and $13.8 million in 2009.

(4)
Net of tax effect of $(9.1) million in 2011, $(15.5) million in 2010 and ($28.6) million in 2009.

        Accumulated other comprehensive loss included the following components as of December 31:

(In thousands)	2011	2010
Net unrealized gains on securities, net of tax	$4,330	$5,026
Net unrealized losses on derivative instruments, net of tax	(14,268)	(27,582)
Foreign currency translation	3,726	5,185

Total	$(6,212)	$(17,371)